Property and equipment, net, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 421	$ 0
Land acquisition	871
Additions in equipment	29	421	0
Ending balance	1,321	421	0
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(100)	0
Depreciation for the period	(132)	(100)
Ending balance	(232)	(100)	0
Property And Equipment Net By Type [Abstract]
Property and equipment, net, beginning balance	321	0
Property and equipment, net, ending balance	$ 1,089	$ 321	$ 0